ARBOR COURT CAPITAL, LLC

SEC RULE 15C3-3 EXEMPTIVE REPORT

DECEMBER 31, 2020

SEC RULE 15c3-3 EXEMPTIVE REPORT

Arbor Court Capital LLC (the “Company”) is a registered broker‐dealer subject to Rule 17a‐5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a‐5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a‐ 5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:

a.  Arbor Court Capital, LLC is exempt from SEC Rule 15c3‐3 (SEC Customer Protection Rule) pursuant to exemptive paragraph 15c3‐3(k)(2)(ii).

b.  Arbor Court Capital, LLC to the best of our knowledge has met the identified exemptive provision noted above throughout the most recent fiscal year of 2020 without exception.

c.  There were no exceptions noted.

Arbor Court Capital, LLC

I, Gregory B Getts, swear (or affirm) that, to my best knowledge and belief, this Exemption Report is true and correct.

By:   /s/ Gregory B. Getts

Title:

President

Date:

January 19, 2021

Arbor Court Capital, LLC

8000 Town Centre Dr, Ste 400

Broadview Heights, OH  44147

PH: 440-922-0066 Fax: 440-526-4446